Share-based Compensation - Summary of Valuation of Key Assumptions (Details) - Binomial option-pricing model - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per share, minimum	$ 25.02	$ 7.42
Fair value per share, maximum		$ 10.32
Risk-free interest rate, minimum	1.44%	0.70%
Risk-free interest rate, maximum		0.93%
Expected volatility, minimum	54.85%	54.94%
Expected volatility, maximum	55.51%	59.31%
Expected term (in years)	10 years	10 years
Dividend yield	0.00%	0.00%